Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards (Detail) (Executive Officer, Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Executive Officer | Restricted Stock
Employee Benefits Disclosure [Line Items]
Balance, at beginning of year	5,600,000		100,000		1,500,000
Granted	200,000		7,200,000		200,000
Vested	(1,900,000)	[1]	(1,600,000)	[1]	(300,000)	[1]
Forfeited/expired	(200,000)		(100,000)		(1,300,000)
Balance, at end of year	3,700,000		5,600,000		100,000
Issued in calendar year	800,000	[1]	100,000	[1]	100,000	[1]
Balance, at beginning of year	$ 7		$ 7		$ 7
Granted	$ 17		$ 9		$ 18
Vested	$ 18	[1]	$ 11	[1]	$ 10	[1]
Forfeited/expired	$ 11		$ 7
Balance, at end of year	$ 11		$ 7		$ 7
Issued in calendar year	$ 11	[1]	$ 7	[1]	$ 15	[1]

[1]	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 0.8 million shares issued in 2010 include shares vested at December 31, 2009, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $6.9 million, $0.6 million and $1.6 million, for 2010, 2009 and 2008, respectively.